ACCRUED LIABILITIES AND OTHER PAYABLES - Accrued liabilities and other payables are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 23,342	¥ 25,894
Renminbi
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	23,342	25,894
US dollars
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 35	¥ 35